Income Tax Benefit	12 Months Ended
Jun. 30, 2018
Major Components Of Tax Expense Income [Abstract]
Income Tax Benefit

6. INCOME TAX BENEFIT

	2018	2017	2016
	$’000	$’000	$’000
Income tax benefit
Current tax	—	—	—
Aggregate income tax benefit	—	—	—

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(11,640)	(5,690)	(24,778)

Tax at the statutory tax rate of 27.5% (2017:27.5%)(2016:30%)	(3,201)	(1,565)	(7,433)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
R&D expenses	2,605	2,676	4,151
R&D incentive income	(1,124)	(2,889)	(1,090)
Legal expenses	70	154	59
Share-based payments	119	106	524
Timing differences utilised not previously recognised	(196)	(506)	(277)
Write off prepayment	—	—	540
Impact of foreign exchange rate differences	—	2	46
	(1,727)	(2,022)	(3,480)

Tax losses not brought to account	1,727	2,022	3,480

Income tax benefit	—	—	—

The above potential tax benefit has not been recognized in the statement of financial position.

These tax losses are recognized only if the consolidated entity considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Tax losses for which no deferred tax asset has been recognised - Australia
- Tax losses not recognised	61,471	60,382	53,031
- Capital losses not recognised	1,272	1,272	1,272
- Other deferred tax assets not recognised	627	2,776	4,225
	63,370	64,430	58,528

Potential tax benefit of tax assets not recognised at 27.5% (2017:27.5%) (2016:30%)	17,427	17,718	17,558

Tax losses for which no deferred tax asset has been recognised - US (Tacere)
- Tax losses not recognised	846	955	1,137

Potential tax benefit of tax assets not recognised at 34% - US	233	324	387

The above potential tax benefit, which excludes tax losses, for deductible temporary differences has not been recognized in the statement of financial position as the recovery of this benefit is uncertain.